Cash And Cash Equivalents And Other Cash Flow Information	12 Months Ended
Dec. 31, 2019
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Cash And Cash Equivalents And Other Cash Flow Information
30.	CASH AND CASH EQUIVALENTS AND OTHER CASH FLOW INFORMATION

(a)	Cash and cash equivalents

	2018	2019
Cash at bank and in hand	30,060	34,945

(b)	Reconciliation of liabilities arising from financing activities
The table below details changes in the Group’s liabilities from financing activities, including both cash and non-cash
changes. Liabilities arising from financing activities are liabilities for which cash flows were, or future cash flows will be, classified in the Group’s consolidated statements of cash flow as cash flows from financing activities.

	Short-term bank loans	Long-term bank loans	Commercial papers	Promissory notes	Corporate bonds	Finance lease	Other borrowings	Total
	(Note 40)	(Note 34)	(Note 41)	(Note 35)	(Note 36)	(Note 39(b))	(Note 46)
At January 1, 2017	76,994	4,656	35,958	36,882	19,970	794	2,397	177,651

Changes from financing cash flows:
Proceeds from commercial papers	—	—	26,941	—	—	—	—	26,941
Proceeds from short-term bank loans	117,571	—	—	—	—	—	—	117,571
Proceeds from long-term bank loans	—	1,549	—	—	—	—	—	1,549
Loans from ultimate holding company	—	—	—	—	—	—	5,237	5,237
Loans from related parties	—	—	—	—	—	—	535	535
Repayment of commercial papers	—	—	(54,000)	—	—	—	—	(54,000)
Repayment of short-term bank loans	(172,065)	—	—	—	—	—	—	(172,065)
Repayment of long-term bank loans	—	(2,686)	—	—	—	—	—	(2,686)
Repayment of ultimate holding company loan	—	—	—	—	—	—	(3,893)	(3,893)
Repayment of related parties loan	—	—	—	—	—	—	(60)	(60)
Repayment of finance lease	—	—	—	—	—	(695)	—	(695)
Repayment of promissory notes	—	—	—	(19,000)	—	—	—	(19,000)
Repayment of corporate bonds	—	—	—	—	(2,000)	—	—	(2,000)
Payment of issuing expense for promissory notes	—	—	—	(82)	—	—	—	(82)
Net withdrawal by Unicom Group and its subsidiaries from Finance Company	—	—	—	—	—	—	(112)	(112)
Net deposits from a joint venture with Finance Company	—	—	—	—	—	—	12	12

Total changes from financing cash flows	(54,494)	(1,137)	(27,059)	(19,082)	(2,000)	(695)	1,719	(102,748)

Exchange adjustments	—	(13)	—	—	—	—	—	(13)
Other changes:
New financing leases	—	—	—	—	—	573	—	573
Finance charges on obligations under finance leases	—	—	—	—	—	20	—	20
Others	—	377	92	160	11	—	—	640

Total other changes	—	377	92	160	11	593	—	1,233

At December 31, 2017	22,500	3,883	8,991	17,960	17,981	692	4,116	76,123

	Short-term bank loans	Long-term bank loans	Commercial papers	Promissory notes	Corporate bonds	Finance lease	Other borrowings	Total
	(Note 40)	(Note 34)	(Note 41)	(Note 35)	(Note 36)	(Note 39(b))	(Note 46)
At January 1, 2018	22,500	3,883	8,991	17,960	17,981	692	4,116	76,123

Changes from financing cash flows:
Proceeds from short-term bank loans	53,306	—	—	—	—	—	—	53,306
Loans from related parties	—	—	—	—	—	—	3,090	3,090
Repayment of commercial papers	—	—	(9,000)	—	—	—	—	(9,000)
Repayment of short-term bank loans	(60,730)	—	—	—	—	—	—	(60,730)
Repayment of long-term bank loans	—	(435)	—	—	—	—	—	(435)
Repayment of ultimate holding company loan	—	—	—	—	—	—	(1,344)	(1,344)
Repayment of related parties loan	—	—	—	—	—	—	(475)	(475)
Repayment of finance lease	—	—	—	—	—	(493)	—	(493)
Repayment of promissory notes	—	—	—	(18,000)	—	—	—	(18,000)
Payment of issuing expense for promissory notes	—	—	—	(67)	—	—	—	(67)
Net deposits by Unicom Group and its subsidiaries with Finance Company	—	—	—	—	—	—	2,354	2,354

Total changes from financing cash flows	(7,424)	(435)	(9,000)	(18,067)	—	(493)	3,625	(31,794)

Exchange adjustments	9	77	—	—	—	—	—	86
Other changes:
New financing leases	—	—	—	—	—	10	—	10
Others	—	89	9	107	12	31	—	248

Total other changes	—	89	9	107	12	41	—	258

At December 31, 2018	15,085	3,614	—	—	17,993	240	7,741	44,673

	Short-term bank loans	Long-term bank loans	Commercial papers	Promissory notes	Corporate bonds	Finance lease	Lease liabilities	Other borrowings	Total
	(Note 40)	(Note 34)	(Note 41)	(Note 35)	(Note 36)	(Note 39(b))	(Note 37)	(Note 46)
At December 31, 2018	15,085	3,614	—	—	17,993	240	—	7,741	44,673
Impact on initial application of IFRS 16 (Note)	—	—	—	—	—	(240)	36,720	—	36,480

At January 1, 2019	15,085	3,614	—	—	17,993	—	36,720	7,741	81,153

Changes from financing cash flows:
Proceeds from short-term bank loans	28,784	—	—	—	—	—	—	—	28,784
Proceeds from commercial papers	—	—	8,995	—	—	—	—	—	8,995
Proceeds from promissory notes	—	—	—	992	—	—	—	—	992
Proceeds from corporate bonds	—	—	—	—	2,000	—	—	—	2,000
Loans from related parties	—	—	—	—	—	—	—	50	50
Repayment of short-term bank loans	(38,290)	—	—	—	—	—	—	—	(38,290)
Repayment of long-term bank loans	—	(418)	—	—	—	—	—	—	(418)
Repayment of related parties loan	—	—	—	—	—	—	—	(48)	(48)
Repayment of corporate bonds	—	—	—	—	(17,000)	—	—	—	(17,000)
Capital element of lease rentals paid	—	—	—	—	—	—	(11,123)	—	(11,123)
Net deposits with Finance Company by related parties	—	—	—	—	—	—	—	236	236

Total changes from financing cash flows	(9,506)	(418)	8,995	992	(15,000)	—	(11,123)	238	(25,822)

Exchange adjustments	(15)	27	—	—	—	—	—	—	12
Other changes:
Increase in lease liabilities from entering into new leases during the year	—	—	—	—	—	—	6,728	—	6,728
Others	—	83	—	6	5	—	—	—	94

Total other changes	—	83	—	6	5	—	6,728	—	6,822

At December 31, 2019	5,564	3,306	8,995	998	2,998	—	32,325	7,979	62,165

Note: The Group has initially applied IFRS16 using the modified retrospective approach and adjusted the opening balance at January 1, 2019 to recognize lease liabilities relating to leases which were previously classified as operating leases under IAS17.

(c)	Total cash outflow for leases
Amounts included in the consolidated statements of cash flows for leases comprise the following:

2019
Within operating cash flows	7,798
Within investing cash flows	178
Within financing cash flows	11,123

19,099

Note: The Group has initially applied IFRS 16 using the modified retrospective approach and adjusted the opening balances at January 1, 2019 to recognize right-of-use
assets and lease liabilities relating to leases which were previously classified as operating leases under IAS 17. Previously, cash payments under operating leases made by the Group as a lessee were classified as operating activities in the consolidated cash flow statements. Under IFRS 16, except for short-term lease payments, payments for leases of low value assets and variable lease payments not included in the measurement of lease liabilities, all other rentals paid on leases are now split into capital element and interest element and the capital element is classified as financing cash outflows. Under the modified retrospective approach, the comparative information is not restated. Further details on the impact of the transition to IFRS 16 are set out in Note 2.2(d).